Intangible assets, Net	12 Months Ended
Dec. 31, 2017
Intangible assets, Net [Abstract]
Intangible assets, Net
8. Intangible assets, Net

Intangible assets, net, consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB

Internally developed software	49,426	85,928
Trademark	960	841
Supplier relationship	-	15,620

Accumulated amortization	(23,402)	(36,239)

Intangible assets, net	26,984	66,150

Amortization expenses for intangible assets were RMB6,532, RMB9,221 and RMB12,837 for the years ended December 31, 2015, 2016 and 2017, respectively. Estimated amortization expenses of the existing intangible assets for the next five years are RMB19,739, RMB17,506, RMB13,546, RMB4,258 and RMB2,949.